Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Details) - AGA D 2021 [Member]	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement relating to PBC and ELATIVE	7,500
Number of other equity instruments exercisable in share-based payment arrangement relating to the product pipeline of the Company	3,750